Financial instruments - valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Fair value of liabilities
Financial Liabilities	£ 701,539	£ 671,940
Amortised cost
Fair value of liabilities
Financial Liabilities	585,932	560,658
Deposits by banks
Fair value of liabilities
Financial Liabilities	50,002	44,092
Deposits by banks | Amortised cost
Fair value of liabilities
Financial Liabilities	50,002	44,092
Customer deposits
Fair value of liabilities
Financial Liabilities	448,605	442,998
Customer deposits | Amortised cost
Fair value of liabilities
Financial Liabilities	448,605	442,998
Debt securities in issue | Amortised cost
Fair value of liabilities
Financial Liabilities	67,200	63,000
Financial liabilities, subordinated
Fair value of liabilities
Financial Liabilities	6,606	6,123
Financial liabilities, subordinated | Amortised cost
Fair value of liabilities
Financial Liabilities	6,376	5,886
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	50,000	44,100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	448,600	424,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt securities in issue | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	67,700	63,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	£ 6,500	£ 6,100